Employee Incentive Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Compensation Costs And Related Tax Benefits Table Details [Abstract]
Compensation costs	$ 61,000,000	$ 49,000,000	$ 42,000,000
Tax benefits	14,000,000	12,000,000	15,000,000
Status of, and changes in, common stock options details [Abstract]
Options outstanding - January 1	12,093,000	13,751,000	12,258,000
Options Granted	1,546,000	1,846,000	4,709,000
Options Exercised	(3,480,000)	(2,565,000)	(1,167,000)
Options Expired or canceled	(578,000)	(939,000)	(2,049,000)
Options outstanding - December 31	9,581,000	12,093,000	13,751,000
Options Exercisable - Number (in thousands)	6,147,000	7,656,000	8,578,000
Weighted Average Exercise Price - Options Outstanding - January 1	$ 31.10	$ 29.34	$ 35.48
Weighted Average Exercise Price - Options Granted	$ 42.36	$ 34.64	$ 14.15
Weighted Average Exercise Price - Options Exercised	$ 27.93	$ 24.31	$ 25.32
Weighted Average Exercise Price - Options Expired or canceled	$ 33.61	$ 30.86	$ 33.42
Weighted Average Exercise Price - Options Outstanding - December 31	$ 33.92	$ 31.10	$ 29.34
Options Exercisable - Weighted Average Exercise Price	$ 34.94	$ 34.42	$ 33.53
Information For Stock Options Exercised Details [Abstract]
Intrinsic value of options exercised	53,000,000	30,000,000	7,000,000
Cash received for options exercised	97,000,000	62,000,000	30,000,000
Excess tax benefits realized from options exercised	10,000,000	5,000,000	0
Information for Outstanding Common Stock Options [Abstract]
Options Outstanding - Number (in thousands)	9,581,000	12,093,000	13,751,000
Options Outstanding - Total intrinsic value	91,000,000
Options Outstanding - Weighted Average Exercise Price	$ 33.92	$ 31.10	$ 29.34
Options Outstanding - Weighted average remaining contractual life	6.1
Options Exercisable - Number (in thousands)	6,147,000	7,656,000	8,578,000
Options Exercisable - Total Intrinsic Value	56,000,000
Options Exercisable - Weighted Average Exercise Price	$ 34.94	$ 34.42	$ 33.53
Options Exercisable - Weighted Average Remaining Contractual Life	4.9
Assumptions For Fair Value of Options Granted Details [Abstract]
Dividend Yield	0.10%	0.10%	0.30%
Expected Volatility	40.00%	40.00%	40.00%
Risk-free Interest Rate	1.70%	1.90%	1.60%
Expected Option Life	4	4	4
Status of, and changes in, restricted stock grants details [Abstract]
Number of grants/units outstanding - January 1	4,306,000	4,113,000	2,347,000
Number of grants/units awarded	945,000	1,155,000	2,678,000
Number of grants/units vested	(564,000)	(541,000)	(557,000)
Number of grants/units forfeited	(441,000)	(421,000)	(355,000)
Number of grants/units outstanding - December 31	(4,246,000)	(4,306,000)	(4,113,000)
Weighted average fair value at award date of RSGs outstanding - January 1	$ 27.70	$ 27.65	$ 40.53
Weighted average fair value at award date of RSGs awarded	$ 42.62	$ 34.63	$ 18.14
Weighted average fair value at award date of RSGs vested	$ 42.79	$ 40.87	$ 32.00
Weighted average fair value at award date of RSGs forfeited	$ 28.99	$ 29.28	$ 33.79
Weighted average fair value at award date of RSGs outstanding - December 31	$ 28.88	$ 27.70	$ 27.65
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Strategic Performance Shares Nonvested Roll Forward [Abstract]
Number of grants/units outstanding - January 1	430,000	0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Strategic Performance Shares Grants In Period	529,000	480,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Strategic Performance Shares Forfeited In Period	(125,000)	(50,000)
Number of grants/units outstanding - December 31	834,000	430,000	0
Weighted average fair value at award date of Strategic Performance Shares outstanding - January 1	$ 34.73	$ 0
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Strategic Performance Shares Grants In Period Weighted Average Grant Date Fair Value	$ 42.92	$ 34.73
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Strategic Performance Shares Forfeited In Period Weighted Average Grant Date Fair Value	$ 37.92	$ 34.65
Weighted average fair value at award date of Strategic Performance Shares outstanding - December 31	$ 39.45	$ 34.73	$ 0
Employee Incentive Plans Text Details [Abstract]
Number of shares of common stock available for award	11,700,000	7,500,000	23,300,000
Stock option vesting period	one to five years
Stock option expiration period	no later than 10 years from grant date
Weighted average fair value of options granted under employee incentive plans	$ 13.96	$ 11.56	$ 4.6
Fair value of vested restricted stock	24,000,000	18,000,000	10,000,000
Number Of Employees Holding Restricted Stock Grants And Units	2,900
Number Of Restricted Stock Grants And Units Held	4,200,000
Number Of Employees Holding Strategic Performance Shares Grants And Units	67
Number Of Strategic Performance Shares Grants And Units Held	830,000
Strategic Performance Shares Market Condition	50.00%
Strategic Performance Shares Performance Condition	50.00%
Lower Range Shares Awarded In Company Stock	0.00%
Upper Range Shares Awarded In Company Stock	200.00%
Stock Options [Member]
Employee Incentive Plan Aggregate Disclosures [Line Items]
Compensation expense related to non-vested share-based awards	18,000,000
Period in which compensation expense will be recognized	2
Restricted Stock Grants And Units [Member]
Employee Incentive Plan Aggregate Disclosures [Line Items]
Compensation expense related to non-vested share-based awards	66,000,000
Period in which compensation expense will be recognized	3
Strategic Performance Units [Member]
Employee Incentive Plan Aggregate Disclosures [Line Items]
Compensation expense related to non-vested share-based awards	$ 19,000,000
Period in which compensation expense will be recognized	2